Summary of Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended											12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2011 Oil Properties [Member]	Dec. 31, 2012 Paid in Capital [Member]	Dec. 31, 2011 Paid in Capital [Member]	Dec. 31, 2012 Non controlling Entities [Member]	Dec. 31, 2012 Rantoul Partners [Member]	Dec. 31, 2011 Rantoul Partners [Member]	Dec. 31, 2012 Rantoul Partners [Member] Working Interest [Member]	Dec. 31, 2012 Rantoul Partners [Member] Non controlling Entities [Member]	Dec. 31, 2011 Rantoul Partners [Member] Non controlling Entities [Member]	Dec. 31, 2012 Rantoul Partners [Member] Non controlling Entities [Member] Oil Properties [Member]	Dec. 31, 2011 Rantoul Partners [Member] Non controlling Entities [Member] Oil Properties [Member]	Dec. 31, 2012 Rantoul Partners [Member] Non controlling Entities [Member] Working Interest [Member] Oil Properties [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Minimum [Member]
Summary Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life																15 years	3 years
Contribution of Property				$ 2,282,918
Equity Method Investment, Ownership Percentage								75.00%	100.00%	75.00%	25.00%	11.75%
Equity Method Investment Sold Percentage							13.25%		11.75%
Number Of Investors												2
Proceeds from Sale of Interest in Partnership Unit								2,650,000	2,350,000
Assets	69,991,477	37,049,272	70,086,082										1,229,541	544,368
Gain On Sale Of Non Controlling Interest In Subsidiary		0			1,420,459	1,805,632
Proceeds From Liquidation Of Partnership Unit								4,792,380			1,597,461
Proceeds From Liquidation Of Partnership Unit Percentage								75.00%		75.00%	25.00%				25.00%
Available-for-sale Securities, Total	$ 552,589	$ 552,589
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,592,500	192,970